Transition Period Comparative Data (Tables)	12 Months Ended
Mar. 31, 2019
Transition Period Comparative Data
Schedule of Transition Period Comparative Data

STATEMENTS OF CONSOLIDATED OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)

	Year Ended March 2018	Three Months Ended March 31, 2017
Operating expenses:
Research and development expenses	$(4,636,287)	$(1,438,704)
General and administrative expenses	(5,306,884)	(2,127,813)

Operating loss	(9,943,171)	(3,566,517)

Other Income (Loss)
Change in fair value of warrant liabilities	(794,093)	(1,123,814)
Amortization of beneficial conversion feature and debt issuance costs related to convertible debt	-	(1,031,360)
Amortization of debt issuance costs		(14,273)
Issuance of additional warrants granted to investors		(17,899)
Imputed interest expense respect to convertible notes		(14,878)
Imputed interest income (expense) with respect to loans from related parties and others and loan from bank	3,495	(13,286)
Issuance costs related to warrants granted		(457,366)
Foreign exchange gain (loss)	21,524	(38,064)
Other expense	(3,610)	(2,779)
Total other income (loss)	(772,684)	(2,713,719)

Net loss and other comprehensive loss	$(10,715,855)	$(6,280,236)

Net basic and diluted loss per share of common stock	$(1.68)	$(1.12)

Weighted average number of shares used in computing net basic loss per share of common stock	6,391,218	5,617,762

STATEMENTS OF CONSOLIDATED CASHFLOWS (UNAUDITED)

	Year Ended March 31, 2018	Three Months Ended March 31, 2017
Cash flows from operating activities
Net loss	$(10,715,855)	$(6,280,236)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	46,535	6,205
Stock-based compensation	574,395	1,877,442
Adoption of ASU 2016-01	(2,986)
Changes in fair value of warrant liabilities	793,956	1,123,814
Amortization of beneficial conversion feature and debt issuance costs related to coverable notes	-	1,045,633
Issuance costs related to warrant liability	-	457,366
Issuance of common stock to finder upon the conversion of convertible notes	-	18,545
Imputed interest on convertible notes, loans from related parties and others	3,721	30,164
Change in:
Other current assets and prepaid expenses	117,163	(101,677)
Accounts payables	293,768	20,079
Accrued expenses	196,853	(409,728)
Net cash used in operating activities	(8,692,450)	(2,212,393)

Cash flows from investing activities
Investment in available for sale marketable securities	(8,304,392)	-
Purchase price paid upon reverse merger	-	(294,862)
Purchase of property and equipment	(219,595)	(25,206)
Net cash used in investing activities	(8,523,987)	(320,068)

Cash flows from financing activities
Proceeds from issuance of units consisting of common stock and warrants, net of issuance costs	10,813,767	9,889,035
Proceeds from loans from related parties and others	-	56,957
Maturity of loans and interest from related parties and others	-	(241,000)
Purchase of treasury stock	-	(25,000)
Repayment of bank loans	-	(13,828)
Net cash provided by financing activities	10,813,767	9,666,164

(Decrease) increase in cash, cash equivalents and restricted cash	(6,402,670)	7,133,103
Cash, cash equivalents and restricted cash at beginning of period	7,140,904	7,201
Cash, cash equivalents and restricted cash at end of period	$738,234	$7,140,904

Supplemental disclosure of non-cash investing activities:
Conversion of convertible notes to common stock	$-	$3,995,000
Issuance of convertible notes to common stock	$250,000	$-